Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP INVUNION
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of fair value hierarchy
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and 2024 (in thousands):

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets within the Master Trust:
Short-Term Investment Funds	$607,596	$—		$607,596
Preferred Stock			$387	387
Corning Common Stock	487,273			487,273

Total Investments	$1,094,869	$—	$387	$1,095,256

Investments Measured at Net Asset Value (a)				4,503,842

Total Investment at Fair Value				$5,599,098

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets within the Master Trust:
Short-Term Investment Funds	$224,827	$—		$224,827
Preferred Stock			$387	387
Corning Common Stock	310,647			310,647

Total Investments	$535,474	$—	$387	$535,861

Investments Measured at Net Asset Value (a)				3,941,764

Total Investment at Fair Value				$4,477,625

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts included in the Corning Master Trust Fund (Note 3).

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 investments for the year ended December 31, 2025 (in thousands):

Balance, Beginning of the year	$387
Unrealized gain (loss)	—
Balance, End of the year	$387